Property and Equipment - Schedule of Property and Equipment (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 0	$ 689
Less accumulated depreciation and amortization	0	(535)
Total	0	154
Furniture and fixtures [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	0	334
Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	0	208
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 0	$ 147